Offerings - Offering: 1	May 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	29.095
Maximum Aggregate Offering Price	$ 29,095,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,018.02
Offering Note
(a)    Kemper Corporation, a Delaware corporation (the “Registrant”), is registering 1,000,000 shares of common stock, par value $0.10 per share (the “Common Stock”), that may be issued under the Kemper Corporation 2026 Inducement Plan (the “Plan”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the Plan relating to adjustments for changes resulting from a stock dividend, stock split or similar change.
(b) The offering price per unit and in the aggregate are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $29.095 per share represents the average high and low sales prices of the Common Stock as quoted on the New York Stock Exchange on May 20, 2026.